LONG-TERM DEBT (Schedule of Future Principal Payments) (Details) (USD $)	Dec. 31, 2012
Year Ending December 31,
2013	$ 130,905
2014	815,509
2015	66,489
2016	9,606
2017	9,157
Total	$ 1,031,666